Segment Information - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 43,605	$ 44,294
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	28,407	28,140
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,868	6,831
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	6,592	6,333
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	2,684	2,984
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 54	$ 6